As filed with the U.S. Securities and Exchange Commission on March 11, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

 1

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2023

Defiance Quantum ETF

Ticker: QTUM

Defiance Next Gen Connectivity ETF

Ticker: FIVG

Defiance Next Gen H2 ETF

Ticker: HDRO

Defiance Hotel, Airline, and Cruise ETF

Ticker: CRUZ

Defiance Pure Electric Vehicle ETF

Ticker: EVXX

Defiance Israel Bond ETF

Ticker: CHAI

Defiance ETFs

Defiance ETFs

Message to Investors
(Unaudited)

December 31, 2023

Dear Investor,

As we reflect upon the conclusion of 2023, it is evident that the investment landscape has undergone significant shifts compared to the preceding years.

The preceding year was marked by the resolute stance of the Federal Reserve, forecasting elevated and prolonged interest rates. Despite concerns of an imminent recession fueled by factors such as declining inflation, robust job markets, and banking credit stress, the reality defied predictions. Notably, our anticipation of a tech recovery in 2023 materialized, resulting in a remarkable turnaround, particularly in the tech sector. The Nasdaq NDX total return from December 30, 2022, to December 29, 2023, surged by 55%, while the S&P 500®, SPX index exhibited a commendable 26% total return during the same period, as reported by Bloomberg.

By the close of 2023, global inflation receded, yet growth, consumer confidence, and economic resilience prevailed. Contrary to forecasts, the anticipated recessions did not materialize, and the second half of 2023 witnessed a soft landing. The Federal Reserve’s messaging to the market evolved, with policymakers now anticipating three rate cuts in the coming year, targeting a more manageable 4.6%. Employment stabilized, consumer spending remained robust, and optimism prevailed.

Looking ahead to 2024, the trajectory suggests a continued decline in inflation, providing the Federal Reserve room to initiate rate cuts. Key indicators such as CPI (Consumer Price Index), PCE (Personal Consumption Expenditures), and Core PCE reveal significant improvements. While employment remains strong at 3.7%, signs of moderation, particularly in wage growth, are emerging. This changing macroeconomic environment positions us to potentially witness rate cuts in the later half of the year, presenting tailwinds for technology companies and fostering advancements in artificial intelligence, quantum computing, supercomputing, and overall growth stocks.

Although some economists anticipate a contraction in GDP this year, the groundwork laid in the previous year, with companies bolstered by cash reserves, reduced costs, and pent-up demand, offers the potential for a steady return with annualized performance. Consumers and investors, holding substantial cash in treasuries, coupled with newfound market stability and a supportive Federal Reserve, may drive positive movements in stocks.

With the Federal Reserve adopting a more accommodative stance, the prospect of continued growth and breadth in U.S. equities remains plausible for 2024. Historical patterns suggest that the S&P tends to rally approximately 15% in the year following a rate cut. Despite being a few percentage points off its all-time highs, the broadening rally and signals from treasuries below 4% indicate a notable shift in the market.

For investors with a long-term perspective, maintaining investment positions often proves to be the wisest decision. While acknowledging potential challenges such as the risk of inflation surpassing the Fed’s target, fewer rate cuts, and ongoing geopolitical uncertainties, the overall outlook for 2024 appears optimistic. If inflation continues to stabilize, we may well witness another year of double-digit returns.

We extend our sincere gratitude for your continued support of our firm and funds. Your trust and commitment are invaluable, and we look forward to navigating the evolving market landscape together.

Best Regards,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance ETFs

Message to Investors
(Unaudited) (Continued)

Important Disclosures

Investing involves risk. Principal loss is possible.

This communication should not be considered a recommendation to buy or sell any security. Obtain more information on Defiance ETFs at defianceetfs.com.

Certain information in this communicate contains “forward-looking statements” about future events including a macroeconomic “financial outlook.” Forward-looking statements are provided to allow potential investors the opportunity to understand management’s beliefs and opinions in respect of the future so that they may use such beliefs and opinions as one factor in evaluating an investment. Future events are speculation and what occurs in actuality may differ material from the statements made here.

Defiance ETFs are distributed by Foreside Fund Services, LLC.

Defiance Quantum ETF

Letters to Shareholders
(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Quantum ETF (“QTUM” or the “Fund”). The following information pertains to the fiscal period of January 1, 2023 through December 31, 2023 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks of companies involved in a range of industries, collectively defined, by BlueStar Indexes, as quantum computing and machine learning companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for QTUM increased 39.89% and the Net Asset Value (“NAV”) increased 39.60%, while the S&P 500®, a broad market index, increased 26.29% over the same period. The Fund’s Index increased 40.37%. Meanwhile, outstanding shares ended the period at 3,750,000.

For the current fiscal period, the largest positive contributor to return was Alchip Technologies, Ltd., with an average weighting of 1.88%, adding 3.20% to the return of the Fund and gaining 286.63%. The second largest contributor to return was NVIDIA Corporation, with an average weighting of 1.88%, adding 3.06% to the return of the Fund and gaining 246.10%. The third largest contributor to return was IonQ, Inc., with an average weighting of 1.95%, adding 2.67% to the return of the Fund and gaining 258.09%.

For the current fiscal period, the largest negative contributor to return was Arquit Quantum, Inc., with an average weighting of 0.42%, detracting -1.01% from the return of the Fund and declining by -64.89%. The security contributing second-most negatively was Tower Semiconductor, Ltd., with an average weighting of 1.16%, detracting -0.52% from the return of the Fund and declining by -29.12%. The third largest negative contributor to return was Coherent Corporation, with an average weighting of 0.75%, detracting -0.49% from the return of the Fund and declining by -21.30%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Important Disclosures:

The performance above is not that of an investor in the Fund. The performance above is shown without the deduction of investor fees, and had those fees been deducted, performance would be lower. For information on standardized net investor performance and the costs of investing see inside. The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 833.333.9383 or visit the Fund’s website at www.defianceetfs.com/qtum

Fund holdings and sector allocations are subject to change at any time and this communication should not be considered a recommendation to buy or sell any security. The prospectus can be obtained by visiting www.defianceetfs.com/qtum or by calling 833.333.9383.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund.

The possible applications of quantum computing are only in the exploration stages, and the possibility of returns is uncertain and may not be realized in the near future.

The “BlueStar Quantum Computing and Machine Learning Index™”, “BQTUM™ Index” (collectively “Quantum Computing and Machine Learning Index”), is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Quantum Computing and

Defiance Quantum ETF

Letters to Shareholders
(Unaudited) (Continued)

Machine Learning Index are not sponsored, endorsed, sold, or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Diversification does not ensure a profit nor protect against loss in a declining market.

QTUM is distributed by Foreside Fund Services, LLC.

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Connectivity ETF (“FIVG” or the “Fund”). The following information pertains to the fiscal period of January 1, 2023 through December 31, 2023 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar 5G Communications IndexTM (the “Index”). The Index is a rules-based index that tracks the performance of a group of US- listed stocks, of global companies that are involved in the development of, or are otherwise instrumental in the rollout of 5G networks. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for FIVG increased 21.87% and the Net Asset Value (“NAV”) increased 21.88%, while the S&P 500®, a broad market index, increased 26.29% over the same period. The Fund’s Index increased 21.57%. Meanwhile, outstanding shares ended the period at 16,050,000.

For the current fiscal period, the largest positive contributor to return was Advanced Micro Devices, Inc., with an average weighting of 5.43%, adding 5.58% to the return of the Fund and gaining 130.26%. The second largest contributor to return was NVIDIA Corporation, with an average weighting of 2.50%, adding 2.67% to the return of the Fund and gaining 246.10%. The third largest contributor to return was Marvell Technology, Inc., with an average weighting of 3.76%, adding 2.47% to the return of the Fund and gaining 68.48%.

For the current fiscal period, the largest negative contributor to return was Nokia Corporation - ADR, with an average weighting of 3.13%, detracting -0.90% from the return of the Fund and declining by -24.81%. The security contributing second-most negatively was DZS, Inc., with an average weighting of 0.28%, detracting -0.65% from the return of the Fund and declining by -80.33%. The third largest negative contributor to return was Lumen Technologies, Inc., with an average weighting of 0.25%, detracting -0.49% from the return of the Fund and declining by -71.69%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Important Disclosures:

The performance above is not that of an investor in the Fund. The performance above is shown without the deduction of investor fees, and had those fees been deducted, performance would be lower. For information on standardized net investor performance and the costs of investing see inside. The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 833.333.9383 or visit the Fund’s website at www.defianceetfs.com/fivg

Fund holdings and sector allocations are subject to change at any time and this communication should not be considered a recommendation to buy or sell any security. The prospectus can be obtained by visiting www.defianceetfs.com/fivg or by calling 833.333.9383.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund.

The possible applications of 5G technologies are only in the exploration stages, and the possibility of returns is uncertain and may not be realized in the near future.

The “BlueStar 5G Communications Index™”, “BFIVGTR™ Index” (collectively “5G Communications Index”), is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Global 5G Communications Index* are not sponsored, endorsed, sold or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes®

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

makes no representation regarding the advisability of trading in such product(s). It is not possible to invest directly in an index. The Defiance Next Gen Connectivity ETF is the first ETF to emphasize securities whose products and services are predominantly tied to the development of 5G networking and communication technologies. The Fund does this by tracking The BlueStar 5G Communications Index. The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Diversification does not ensure a profit nor protect against loss in a declining market.

FIVG is distributed by Foreside Fund Services, LLC.

Defiance Next Gen H2 ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen H2 ETF (“HDRO” or the “Fund”). The following information pertains to the fiscal period of January 1, 2023 through December 31, 2023 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & Next Gen Fuel Cell Index (the “Index”). The index is a rules-based index that tracks the performance of a group of globally listed equities and of companies involved in the development of hydrogen-based energy sources and fuel cell technologies. Index components are reviewed quarterly for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the current fiscal period. The market price for HDRO decreased -31.17% and the Net Asset Value (“NAV”) decreased -30.76%, while the S&P 500®, a broad market index, increased 26.29% over the same period. The Fund’s Index decreased -29.88%. Meanwhile, outstanding shares ended the period at 4,000,000.

For the current fiscal period, the largest positive contributor to return was Air Liquide SA, with an average weighting of 4.57%, adding 1.34% to the return of the Fund and gaining 39.38%. The second largest contributor to return was SOL SpA, with an average weighting of 1.95%, adding 1.18% to the return of the Fund and gaining 63.25%. The third largest contributor to return was Linde plc, with an average weighting of 4.43%, adding 1.04% to the return of the Fund and gaining 30.80%.

For the current fiscal period, the largest negative contributor to return was Plug Power, Inc., with an average weighting of 8.34%, detracting -6.82% from the return of the Fund and declining by -63.05%. The security contributing second-most negatively was NEL ASA, with an average weighting of 7.61%, detracting -4.86% from the return of the Fund and declining by -52.13%. The third largest negative contributor to return was PowerCell Sweden AB, with an average weighting of 4.12%, detracting -3.08% from the return of the Fund and declining by -60.00%.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Important Disclosures:

The performance above is not that of an investor in the Fund. The performance above is shown without the deduction of investor fees, and had those fees been deducted, performance would be lower. For information on standardized net investor performance and the costs of investing see inside. The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 833.333.9383 or visit the Fund’s website at www.defianceetfs.com/hdro

Fund holdings and sector allocations are subject to change at any time and this communication should not be considered a recommendation to buy or sell any security. The prospectus can be obtained by visiting www.defianceetfs.com/hdro or by calling 833.333.9383.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

Defiance Next Gen H2 ETF

Letters to Shareholders
(Unaudited) (Continued)

The BlueStar Hydrogen & NextGen Fuel Cell Index is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the BlueStar Hydrogen & NextGen Fuel Cell Index are not sponsored, endorsed, sold or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s).

Total return represents changes to the NAV and accounts for distributions from the Fund.

HDRO is distributed by Foreside Fund Services, LLC.

Defiance Hotel, Airline, and Cruise ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Hotel, Airline and Cruise ETF (“CRUZ” or the “Fund”). The following information pertains to the fiscal period of January 1, 2022 through December 31, 2023 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index (the “Index”). The Index is a rules-based weighted index of companies primarily engaged in the passenger airline, hotel and cruise industries. The Index is reconstituted on a semi-annual basis and rebalanced quarterly.

The Fund had positive performance during the current fiscal period. The market price for CRUZ increased 35.26% and the Net Asset Value (“NAV”) increased 35.30%, while the S&P 500®, a broad market index, increased 26.29% over the same period. The Fund’s Index increased 35.74%. Meanwhile, outstanding shares ended the period at 1,925,000.

For the current fiscal period, the largest positive contributor to return was Royal Caribbean Cruises, Ltd., with an average weighting of 6.52%, adding 7.64% to the return of the Fund and gaining 165.84%. The second largest contributor to return was Carnival Corporation, with an average weighting of 6.19%, adding 6.12% to the return of the Fund and gaining 132.62%. The third largest contributor to return was Marriot International, Inc. – Class A, with an average weighting of 8.16%, adding 4.01% to the return of the Fund and gaining 54.22%.

For the current fiscal period, the largest negative contributor to return was H World Group, Ltd. - ADR, with an average weighting of 2.66%, detracting -0.66% from the return of the Fund and declining by -19.88%. The security contributing second-most negatively was Southwest Airlines Company, with an average weighting of 3.79%, detracting -0.43% from the return of the Fund and declining by -8.93%. The third largest negative contributor to return was China Southern Airlines Company, Ltd. – H-Shares, with an average weighting of 0.37%, detracting -0.29% from the return of the Fund and declining by -40.70%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Important Disclosures:

The performance above is not that of an investor in the Fund. The performance above is shown without the deduction of investor fees, and had those fees been deducted, performance would be lower. For information on standardized net investor performance and the costs of investing see inside. The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 833.333.9383 or visit the Fund’s website at www.defianceetfs.com/cruz.

Fund holdings and sector allocations are subject to change at any time and this communication should not be considered a recommendation to buy or sell any security. The prospectus can be obtained by visiting www.defianceetfs.com/cruz or by calling 833.333.9383.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund.

A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in passenger airline, hotel and resort, and cruise industries (“Travel Companies”). Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies and may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Travel Companies may be significantly affected by uncertainty in travel, including guest safety, security and privacy, changes in labor relations and insurance costs, issues affecting equipment reliability and longevity, changes in fuel prices, and shortages of experienced personnel.

Defiance Hotel, Airline, and Cruise ETF

Letters to Shareholders
(Unaudited) (Continued)

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders and reduced or prohibited domestic or international travel. Some sectors of the economy and individual issuers, including Travel Companies, have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent.

The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. To the extent the Fund is invested in companies of a single country or region, local political and economic conditions and changes in regulatory, tax, or economic policy could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability, and these risks are magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The BlueStar Global Hotels, Airlines, and Cruises Index (the “Index”) is a rules-based index that consists of globally-listed stocks of companies that derive at least 50% of their revenues from the passenger airline, hotel and resort, or cruise industries (“Travel Companies”) as determined by MV Index Solutions. The Index is a registered trademark of MV Index Solutions and is protected through various intellectual property rights and unfair competition and misappropriation laws and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Index are not sponsored, endorsed, sold or promoted by MV Index Solutions, no representation is made regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

CRUZ is distributed by Foreside Fund Services, LLC.

Defiance Pure Electric Vehicle ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Pure Electric Vehicle ETF (“EVXX” or the “Fund”). The following information pertains to the period from inception on June 12, 2023 through December 31, 2023 (the “current fiscal period”).

The Fund seeks to seeks to provide investment results of the five largest electric vehicle manufacturers included in the Solactive Pure US Electric Vehicle Index (the “Pure EV Index”).

The Fund had positive performance during the current fiscal period. The market price for EVXX increased 25.49% and the Net Asset Value (“NAV”) increased 25.73%, while the S&P 500®, a broad market index, increased 10.90% over the same period. Meanwhile, outstanding shares ended the period at 95,000.

EVXX is an actively managed fund using swaps based on the active management of the following stocks: Xpeng, Inc. – ADR, Tesla, Inc., NIO, Inc. - ADR, Li Automotive, Inc., and Rivian Automotive, Inc. – Class A. These stocks are the top 5 electric vehicle stocks by market capitalization. In 2023, the Fund’s performance was a total return of 25.49% since inception (June 12). During that time period, the largest contributors of performance were Rivian Automotive, Inc. – Class A (up 53.84% during that time period) and Xpeng, Inc. - ADR (up 41.79% during that time period). The fund is equal weighted and balanced on a quarterly basis.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Important Disclosures:

The performance above is not that of an investor in the Fund. The performance above is shown without the deduction of investor fees, and had those fees been deducted, performance would be lower. For information on standardized net investor performance and the costs of investing see inside. The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 833.333.9383 or visit the Fund’s website at www.defianceetfs.com/evxx.

Fund holdings and sector allocations are subject to change at any time and this communication should not be considered a recommendation to buy or sell any security. The prospectus can be obtained by visiting www.defianceetfs.com/evxx or by calling 833.333.9383.

Investing involves risk. Principal loss is possible. As an ETF, the fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is considered to be non-diversified. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

EVXX is an actively-managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by providing investment exposure to the performance of the common shares of the five electronic vehicle manufacturers through one or more swap agreements with limited counterparties that are primarily major global financial institutions. The Fund’s swap agreements with such counterparties may have a term ranging from a day to more than one year. Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide exposure to the performance of the specified car manufacturers. The Fund is a highly concentrated fund and therefore is subject to greater price volatility than a more diversified investment product. Please see the prospectus for details.

The Fund intends to track the performance of a basket of common shares, which are equally-weighted on a quarterly basis, of the five largest (by market capitalization) electric vehicle manufacturers included in the Solactive Pure US Electric Vehicle Index (the “Pure EV Index”). Stocks must be listed on one of the NASDAQ or NYSE exchanges with a minimum average daily value traded of $1m for one and 6 months preceding the Index’s quarterly reconstitution and rebalancing. Companies must be classified as

Defiance Pure Electric Vehicle ETF

Letters to Shareholders
(Unaudited) (Continued)

“Alternative Energy Car Manufacturers” under the FactSet Revere Business Industry Classification System, derive at least 50% of their annual revenue or operating activity from the development or manufacturing of electric vehicles, and have identified track records of high trading volume and liquidity.

EVXX is new with a limited operating history.

EVXX Is distributed by Foreside Fund Services, LLC.

Defiance Israel Bond ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Israel Bond ETF (“CHAI” or the “Fund”). The following information pertains to the period from inception on December 12, 2023 through December 31, 2023 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the MCM-BlueStar® Israel Bonds Index (the “Index”). The Index is comprised of global Israeli companies, across all sectors of the economy, irrespective of their listing venue and seeks to offer diversified exposure to the Israeli fixed-income market.

The Fund had positive performance during the current fiscal period. The market price for CHAI increased 3.52% and the Net Asset Value (“NAV”) increased 2.86%, while the BlueStar Israel Global Index increased 7.02% over the same period. The Fund’s index increased 3.27%. Meanwhile, outstanding shares ended the period at 100,000.

For the current fiscal period, the largest positive contributor to return was Teva Pharmaceutical Finance Company LLC 02/01/2023, 6.150%, with an average weighting of 4.96%, adding 0.27% to the return of the Fund and gaining 5.16%. The second largest contributor to return was ICL Group, Ltd. 05/31/2038, 6.375%, with an average weighting of 4.28%, adding 0.22% to the return of the Fund and gaining 4.38%. The third largest contributor to return was Israel Discount Bank, Ltd. 12/05/2030, 2.680%, with an average weighting of 4.89%, adding 0.21% to the return of the Fund and gaining 4.28%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Important Disclosures:

The performance above is not that of an investor in the Fund. The performance above is shown without the deduction of investor fees, and had those fees been deducted, performance would be lower. For information on standardized net investor performance and the costs of investing see inside. The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 888-411-1948 or visit the Fund’s website at www.chaietf.com.

Fund holdings and sector allocations are subject to change at any time and this communication should not be considered a recommendation to buy or sell any security. The prospectus can be obtained by visiting www.chaietf.com or by calling 888.411.1948.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

CHAI is new with a limited operating history.

CHAI is distributed by Foreside Fund Services, LLC.

Defiance Quantum ETF

Performance Summary
(Unaudited)

Growth of $10,000

$25,000
$20,000
$15,000
$10,000
$5,000
$23,319
$22,710
$22,703
$18,050
9/04/2018
12/31/2018
6/30/2019
12/31/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
6/30/2023
12/31/2023
Defiance Quantum ETF – NAV
Defiance Quantum ETF – Market
BlueStar Quantum Computing and Machine Learning Index®
S&P 500® Index

Average Annual Returns December 31, 2023	One Year	Three Years	Five Years	Since Inception (9/4/2018)
Defiance Quantum ETF - NAV	39.60%	10.49%	23.21%	16.66%
Defiance Quantum ETF - Market	39.89%	10.42%	23.15%	16.65%
BlueStar Quantum Computing and Machine Learning Index®	40.37%	11.07%	23.84%	17.24%
S&P 500® Index	26.29%	10.00%	15.69%	11.73%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 4, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.defianceetfs.com. The gross expense ratio from the April 30, 2023 prospectus is 0.40%.

Defiance Next Gen Connectivity ETF

Performance Summary
(Unaudited)

Growth of $10,000

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
3/4/2019
6/30/2019
12/31/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
6/30/2023
12/31/2023
$18,530
$15,373
$15,280
$15,270
Defiance Next Gen Connectivity ETF – NAV
Defiance Next Gen Connectivity ETF – Market
BlueStar 5G Communications Index™
S&P 500® Index

Average Annual Returns December 31, 2023	One Year	Three Years	Since Inception (3/4/2019)
Defiance Next Gen Connectivity ETF - NAV	21.88%	3.69%	9.18%
Defiance Next Gen Connectivity ETF - Market	21.87%	3.66%	9.16%
BlueStar 5G Communications IndexTM	21.57%	3.67%	9.32%
S&P 500® Index	26.29%	10.00%	13.63%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 4, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.defianceetfs.com. The gross expense ratio from the April 30, 2023 prospectus is 0.30%.

Defiance Next Gen H2 ETF

Performance Summary
(Unaudited)

Growth of $10,000

$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$12,863
$2,448
$2,387
$2,380
3/9/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
12/31/2023
Defiance Next Gen H2 ETF – NAV
Defiance Next Gen H2 ETF – Market
BlueStar Hydrogen & NextGen Fuel Cell Index
S&P 500® Index

Average Annual Returns December 31, 2023	One Year	Since Inception (3/9/2021)
Defiance Next Gen H2 ETF - NAV	-30.76%	-39.90%
Defiance Next Gen H2 ETF - Market	-31.17%	-39.96%
BlueStar Hydrogen & NextGen Fuel Cell Index	-29.88%	-39.35%
S&P 500® Index	26.29%	9.36%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 9, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.defianceetfs.com. The gross expense ratio from the April 30, 2023 prospectus is 0.30%.

Defiance Hotel, Airline, and Cruise ETF

Performance Summary
(Unaudited)

Growth of $10,000

$12,000
$10,000
$8,000
$6,000
$4,000
$11,847
$9,012
$8,957
$8,931
6/3/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
12/31/2023
Defiance Hotel, Airline, and Cruise ETF – NAV
Defiance Hotel, Airline, and Cruise ETF – Market
BlueStar Global Hotels, Airlines, and Cruises Index
S&P 500® Index

Average Annual Returns December 31, 2023	One Year	Since Inception (6/3/2021)
Defiance Hotel, Airline, and Cruise ETF - NAV	35.30%	-4.18%
Defiance Hotel, Airline, and Cruise ETF - Market	35.26%	-4.29%
BlueStar Global Hotels, Airlines, and Cruises Index	35.74%	-3.95%
S&P 500® Index	26.29%	6.79%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 3, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.defianceetfs.com. The gross expense ratio from the April 30, 2023 prospectus is 0.45%.

Defiance Pure Electric Vehicle ETF

Performance Summary
(Unaudited)

Growth of $10,000

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
6/12/2023
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
$12,839
$12,573
$12,549
$11,090
Defiance Pure Electric Vehicle ETF – NAV
Defiance Pure Electric Vehicle ETF – Market
Solactive Pure US Electric Vehicle Index
S&P 500® Index

Cumulative Returns December 31, 2023	Since Inception (6/12/2023)
Defiance Pure Electric Vehicle ETF - NAV	25.73%
Defiance Pure Electric Vehicle ETF - Market	25.49%
Solactive Pure US Electric Vehicle Index	28.39%
S&P 500® Index	10.90%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 12, 2023, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.defianceetfs.com. The gross expense ratio from the June 7, 2023 prospectus is 0.68%.

Defiance Israel Bond ETF

Performance Summary
(Unaudited)

Growth of $10,000

$11,000
$10,000
$9,000
12/12/2023
12/31/2023
$10,702
$10,352
$10,327
$10,286
Defiance Israel Bond ETF – NAV
Defiance Israel Bond ETF – Market
MCM-BlueStar® Israel Bonds Index
BlueStar Israel Global Index

Cumulative Returns December 31, 2023	Since Inception (12/12/2023)
Defiance Israel Bond ETF - NAV	2.86%
Defiance Israel Bond ETF - Market	3.52%
MCM-BlueStar® Israel Bonds Index	3.27%
BlueStar Israel Global Index	7.02%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 12, 2023, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.chaietf.com. The gross expense ratio from the December 11, 2023 prospectus is 0.48%.

Defiance ETFs

Portfolio Allocations

As of December 31, 2023 (Unaudited)

Defiance Quantum ETF

Country	Percentage of Net Assets
United States	57.8%
Japan	12.7
Taiwan	7.3
Netherlands	4.3
France	4.1
China	2.8
Finland	1.5
Italy	1.5
India	1.5
Switzerland	1.5
Israel	1.5
Germany	1.4
Ireland	1.4
United Kingdom	0.5
Short-Term Investments and Other Assets and Liabilities	0.2
Total	100.0%

Defiance Next Gen Connectivity ETF

Sector	Percentage of Net Assets
Information Technology (a)	88.7%
Communication Services	5.0
Real Estate	5.0
Industrials	1.2
Short-Term Investments and Other Assets and Liabilities	0.1
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

Defiance ETFs

Portfolio Allocations

As of December 31, 2023 (Unaudited) (Continued)

Defiance Next Gen H2 ETF

Country	Percentage of Net Assets
United States	32.6%
Republic of Korea	15.5
Norway	10.3
Canada	9.2
United Kingdom	8.8
Germany	8.3
France	5.0
Sweden	4.4
Japan	2.5
Italy	1.3
Denmark	0.6
Short-Term Investments and Other Assets and Liabilities	1.5
Total	100.0%

Defiance Hotel, Airline, and Cruise ETF

Country	Percentage of Net Assets
United States	62.4%
United Kingdom	8.1
Ireland	4.8
Japan	4.6
France	2.9
China	2.4
Singapore	2.3
Republic of Korea	2.0
Taiwan	1.9
Germany	1.8
Thailand	1.2
Australia	1.1
Hong Kong	1.0
Canada	1.0
Panama	0.7
Hungary	0.6
Mexico	0.5
Short-Term Investments and Other Assets and Liabilities	0.7
Total	100.0%

Defiance ETFs

Portfolio Allocations

As of December 31, 2023 (Unaudited) (Continued)

Defiance Pure Electric Vehicle ETF

Sector*	Percentage of Net Assets
Other Assets and Liabilities	53.8%
Short-Term Investments	44.7
Consumer Discretionary	1.5
Total	100.0%

*	Portfolio allocation chart does not reflect derivative exposure.

Defiance Israel Bond ETF

Country	Percentage of Net Assets
Israel (a)	88.5%
Guernsey	4.4
United States	4.3
Other Assets and Liabilities	2.8
Total	100.0%

(a)

The Fund’s investments will be concentrated in a country or region to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of countries or regions.

Defiance Quantum ETF

Schedule of Investments
December 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 6.9%
20,903	Alphabet, Inc. - Class A (a)	$2,919,940
23,971	Baidu, Inc. - ADR (a)	2,854,707
801,577	Koninklijke KPN NV	2,760,883
2,308,700	Nippon Telegraph & Telephone Corporation	2,821,599
226,482	Orange SA - ADR	2,588,689
		13,945,818
	Consumer Discretionary — 1.4%
38,017	Alibaba Group Holding, Ltd. - ADR	2,946,698

	Industrials — 12.4%
66,960	ABB, Ltd.	2,967,514
18,211	Airbus SE	2,811,936
21,418	Booz Allen Hamilton Holding Corporation	2,739,576
38,500	Hitachi, Ltd.	2,777,309
13,741	Honeywell International, Inc.	2,881,625
6,047	Lockheed Martin Corporation	2,740,742
199,400	Mitsubishi Electric Corporation	2,827,356
5,658	Northrop Grumman Corporation	2,648,736
32,861	RTX Corporation	2,764,925
		25,159,719
	Information Technology — 77.7% (b)
8,104	Accenture plc - Class A	2,843,775
23,265	Advanced Micro Devices, Inc. (a)	3,429,495
25,000	Alchip Technologies, Ltd.	2,667,764
65,159	Alteryx, Inc. - Class A (a)	3,072,898
15,051	Analog Devices, Inc.	2,988,527
18,783	Applied Materials, Inc.	3,044,161
2,298,079	Arqit Quantum, Inc. (a)(c)	1,089,289
3,928	ASML Holding NV - NY	2,973,182
215,000	Asustek Computer, Inc.	3,429,156
10,547	Cadence Design Systems, Inc. (a)(c)	2,872,686
34,965	Cirrus Logic, Inc. (a)	2,908,738
69,706	Coherent Corporation (a)	3,034,302
24,095	Elastic NV (a)	2,715,507
18,300	Fujitsu, Ltd.	2,761,615
50,000	Global Unichip Corporation	2,834,753
171,143	Hewlett Packard Enterprise Company	2,906,008
68,431	Infineon Technologies AG	2,857,402
65,855	Intel Corporation	3,309,214
16,958	International Business Machines Corporation	2,773,481
209,542	IonQ, Inc. (a)(c)	2,596,225
94,335	Juniper Networks, Inc.	2,780,996
5,142	KLA Corporation	2,989,045
	COMMON STOCKS — 99.8% (Continued)
	Information Technology — 77.7% (b) (Continued)
3,912	Lam Research Corporation	$3,064,113
45,501	Lattice Semiconductor Corporation (a)(c)	3,139,114
53,893	Marvell Technology, Inc.	3,250,287
92,000	MediaTek, Inc.	3,042,635
32,502	Microchip Technology, Inc.	2,931,030
37,164	Micron Technology, Inc.	3,171,576
7,370	Microsoft Corporation	2,771,415
4,777	MicroStrategy, Inc. - Class A (a)(c)	3,017,249
33,235	MKS Instruments, Inc. (c)	3,418,885
48,600	NEC Corporation	2,878,493
902,913	Nokia Corporation - ADR (c)	3,087,961
225,600	NTT Data Group Corporation	3,198,854
36,833	NVE Corporation (c)	2,888,812
5,972	NVIDIA Corporation	2,957,454
13,197	NXP Semiconductors NV	3,031,087
37,008	ON Semiconductor Corporation (a)(c)	3,091,278
19,742	Onto Innovation, Inc. (a)	3,018,552
20,913	QUALCOMM, Inc.	3,024,647
163,200	Renesas Electronics Corporation (a)	2,950,750
23,237	Reply SpA	3,067,430
2,563,934	Rigetti Computing, Inc. (a)(c)	2,525,219
158,500	Socionext, Inc.	2,878,139
17,986	Splunk, Inc. (a)	2,740,167
57,254	STMicroelectronics NV	2,870,143
27,351	Synaptics, Inc. (a)	3,120,202
5,152	Synopsys, Inc. (a)	2,652,816
27,776	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	2,888,704
58,712	Teradata Corporation (a)	2,554,559
29,795	Teradyne, Inc. (c)	3,233,353
17,416	Texas Instruments, Inc.	2,968,731
97,098	Tower Semiconductor, Ltd. (a)	2,963,431
546,835	Wipro, Ltd. - ADR (c)	3,045,871
		158,321,176
	Materials — 1.4%
100,400	JSR Corporation	2,862,874

	TOTAL COMMON STOCKS (Cost $174,426,463)	203,236,285

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
December 31, 2023 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.2%
447,486	First American Government Obligations Fund - Class X, 5.29% (d)	$447,486
	TOTAL SHORT-TERM INVESTMENTS (Cost $447,486)	447,486
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 13.8%
28,111,069	Mount Vernon Liquid Assets Portfolio, LLC, 5.61% (d)(e)	28,111,069
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $28,111,069)	28,111,069

	TOTAL INVESTMENTS (Cost $202,985,018) — 113.8%	231,794,840
	Liabilities in Excess of Other Assets — (13.8)%	(28,048,400)
	NET ASSETS — 100.0%	$203,746,440

Percentages are stated as a percent of net assets.

ADR -	American Depositary Receipt.
NY -	New York Registry Shares.
(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

(c)	All or a portion of this security is out on loan as of December 31, 2023. The total value of securities on loan is $25,816,186 or 12.7% of net assets.
(d)	Rate shown is the annualized seven-day yield as of December 31, 2023.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
December 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 5.0%
572,540	AT&T, Inc.	$9,607,221
62,369	T-Mobile US, Inc.	9,999,622
244,734	Verizon Communications, Inc.	9,226,472
		28,833,315
	Industrials — 1.2%
134,746	CSG Systems International, Inc.	7,169,835

	Information Technology — 88.7% (a)
489,957	A10 Networks, Inc.	6,452,734
214,986	Advanced Micro Devices, Inc. (b)	31,691,086
81,587	Akamai Technologies, Inc. (b)	9,655,821
89,829	Amdocs, Ltd.	7,895,071
84,682	Analog Devices, Inc.	16,814,458
152,455	Apple, Inc.	29,352,161
59,878	Arista Networks, Inc. (b)	14,101,868
31,978	Broadcom, Inc.	35,695,442
153,360	Calix, Inc. (b)	6,700,298
157,543	Ciena Corporation (b)	7,091,010
487,802	Cisco Systems, Inc.	24,643,757
214,820	Coherent Corporation (b)	9,351,115
165,621	CTS Corporation (c)	7,244,263
101,082	Datadog, Inc. - Class A (b)(c)	12,269,333
122,517	Dell Technologies, Inc. - Class C	9,372,551
167,062	Dynatrace, Inc. (b)	9,136,621
278,589	Extreme Networks, Inc. (b)(c)	4,914,310
47,304	F5, Inc. (b)	8,466,470
501,733	Hewlett Packard Enterprise Company	8,519,426
576,177	Intel Corporation	28,952,894
88,252	InterDigital, Inc. (c)	9,578,872
265,942	Juniper Networks, Inc.	7,839,970
68,266	Keysight Technologies, Inc. (b)	10,860,438
440,419	Kyndryl Holdings, Inc. (b)	9,151,907
82,679	Lattice Semiconductor Corporation (b)(c)	5,704,024
90,155	MACOM Technology Solutions Holdings, Inc. - H-Shares (b)(c)	8,379,907
185,189	Marvell Technology, Inc.	11,168,749
301,160	MaxLinear, Inc. (b)	7,158,573
103,756	NetApp, Inc. (c)	9,147,129
258,391	NetScout Systems, Inc. (b)	5,671,682
2,336,666	Nokia Corporation - ADR (c)	7,991,398
59,259	NVIDIA Corporation	29,346,242
54,947	NXP Semiconductors NV	12,620,226
216,120	Oracle Corporation	22,785,532
74,793	Qorvo, Inc. (b)	8,422,440
164,285	QUALCOMM, Inc.	23,760,540
	COMMON STOCKS — 99.9% (Continued)
	Information Technology — 88.7% (a) (Continued)
80,898	Skyworks Solutions, Inc.	$9,094,553
1,663,679	Telefonaktiebolaget LM Ericsson - ADR (c)	10,481,178
40,833	Ubiquiti, Inc. (c)	5,698,653
719,555	Viavi Solutions, Inc. (b)	7,245,919
		510,428,621
	Real Estate — 5.0%
47,000	American Tower Corporation (c)	10,146,360
84,498	Crown Castle, Inc.	9,733,325
10,913	Equinix, Inc.	8,789,221
		28,668,906
	TOTAL COMMON STOCKS (Cost $514,706,980)	575,100,677

	SHORT-TERM INVESTMENTS — 0.1%
316,947	First American Government Obligations Fund - Class X, 5.29% (d)	316,947
	TOTAL SHORT-TERM INVESTMENTS (Cost $316,947)	316,947
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 9.6%
55,429,971	Mount Vernon Liquid Assets Portfolio, LLC, 5.61% (d)(e)	55,429,971
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $55,429,971)	55,429,971

	TOTAL INVESTMENTS (Cost $570,453,898) — 109.6%	630,847,595
	Liabilities in Excess of Other Assets — (9.6)%	(55,240,466)
	NET ASSETS — 100.0%	$575,607,129

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
December 31, 2023 (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	All or a portion of this security is out on loan as of December 31, 2023. The total value of securities on loan is $53,766,532 or 9.3% of net assets.
(d)	Rate shown is the annualized seven-day yield as of December 31, 2023.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Schedule of Investments
December 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 98.5%
	Consumer Discretionary — 1.9%
24,015	Iljin Hysolus Company, Ltd. (a)	$491,339

	Industrials — 81.1% (b)
857,103	AFC Energy plc (a)	223,989
642,812	Ballard Power Systems, Inc. (a)(c)	2,378,405
170,850	Bloom Energy Corporation - Class A (a)(c)	2,528,580
50,895	Bumhan Fuel Cell Company, Ltd. (a)	800,236
489,548	Ceres Power Holdings plc (a)	1,140,806
139,076	Doosan Fuel Cell Company, Ltd. (a)	2,505,289
717,842	FuelCell Energy, Inc. (a)(c)	1,148,547
177,891	Green Hydrogen Systems AS (a)	159,218
414,484	Hexagon Purus ASA (a)(c)	454,656
4,128	Hydrogen Refueling Solutions (a)	79,253
1,201,670	ITM Power plc (a)	909,938
57,556	McPhy Energy SA (a)(c)	214,009
3,271,354	NEL ASA (a)	2,219,407
608,468	Plug Power, Inc. (a)	2,738,106
247,596	PowerCell Sweden AB (a)	1,136,777
41,567	SFC Energy AG (a)	896,304
15,029	S-Fuelcell Company, Ltd.	198,963
61,525	Thyssenkrupp Nucera AG & Company KGaA (a)	1,253,934
1,244,898	Xebec Adsorption, Inc. (a)(d)	0
		20,986,417
	Materials — 15.5%
5,188	Air Liquide SA	1,009,336
3,716	Air Products and Chemicals, Inc. (c)	1,017,441
2,426	Linde plc	996,382
50,300	Mitsubishi Chemical Group Corporation	308,265
12,800	Nippon Sanso Holdings Corporation	342,834
11,069	SOL SpA	339,922
		4,014,180
	TOTAL COMMON STOCKS (Cost $42,645,461)	25,491,936

	SHORT-TERM INVESTMENTS — 0.1%
37,764	First American Government Obligations Fund - Class X, 5.29% (e)	$37,764
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,764)	37,764
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 24.3%
6,274,912	Mount Vernon Liquid Assets Portfolio, LLC, 5.61% (e)(f)	6,274,912
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,274,912)	6,274,912

	TOTAL INVESTMENTS (Cost $48,958,137) — 122.9%	31,804,612
	Liabilities in Excess of Other Assets — (22.9)%	(5,928,971)
	NET ASSETS — 100.0%	$25,875,641

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

(c)	All or a portion of this security is out on loan as of December 31, 2023. The total value of securities on loan is $5,825,946 or 22.5% of net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	Rate shown is the annualized seven-day yield as of December 31, 2023.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Schedule of Investments
December 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Consumer Discretionary — 47.1% (a)
22,510	Accor SA	$860,356
133,258	Carnival Corporation (b)	2,470,603
4,524	Choice Hotels International, Inc. (c)	512,569
23,124	H World Group, Ltd. - ADR	773,267
18,373	Hilton Worldwide Holdings, Inc.	3,345,540
3,435	Hyatt Hotels Corporation - Class A	447,958
13,632	InterContinental Hotels Group plc - ADR (c)	1,242,966
15,078	Marriott International, Inc. - Class A (c)	3,400,241
578,700	Minor International pcl - NVDR	500,158
51,701	Norwegian Cruise Line Holdings, Ltd. (b)(c)	1,036,088
15,700	Resorttrust, Inc.	272,395
21,327	Royal Caribbean Cruises, Ltd. (b)	2,761,633
314,000	Shangri-La Asia, Ltd. (b)	215,538
21,975	Whitbread plc	1,024,178
8,635	Wyndham Hotels & Resorts, Inc.	694,340
		19,557,830
	Industrials — 42.1% (a)
28,177	Air Canada (b)	399,384
360,000	Air China, Ltd. - H-Shares (b)	227,750
21,735	Air France-KLM (b)	326,340
14,610	Alaska Air Group, Inc. (b)(c)	570,813
2,210	Allegiant Travel Company	182,568
70,126	American Airlines Group, Inc. (b)	963,531
24,800	ANA Holdings, Inc. (b)	538,289
200,000	Cathay Pacific Airways, Ltd. (b)	209,002
498,000	China Airlines, Ltd.	351,304
19,819	Controladora Vuela Cia de Aviacion SAB de CV - ADR (b)	185,902
2,783	Copa Holdings SA - Class A	295,861
63,772	Delta Air Lines, Inc.	2,565,547
83,353	Deutsche Lufthansa AG (b)	741,030
61,122	easyJet plc (b)	397,382
422,000	Eva Airways Corporation	432,443
5,316	Hanjin Kal Corporation	300,493
346,074	International Consolidated Airlines Group SA (b)	680,863
23,100	Japan Airlines Company, Ltd.	454,692
	COMMON STOCKS — 99.3% (Continued)
	Industrials — 42.1% (a) (Continued)
46,484	JetBlue Airways Corporation (b)	$257,986
28,085	Korean Air Lines Company, Ltd.	521,183
129,321	Qantas Airways, Ltd. (b)	473,862
14,918	Ryanair Holdings plc - ADR (b)	1,989,464
195,400	Singapore Airlines, Ltd.	971,741
4,833	SkyWest, Inc. (b)	252,283
49,305	Southwest Airlines Company (c)	1,423,928
16,997	Spirit Airlines, Inc. (c)	278,581
29,176	United Airlines Holdings, Inc. (b)	1,203,802
9,224	Wizz Air Holdings plc (b)(d)	259,985
		17,456,009
	Real Estate — 10.1%
23,092	Apple Hospitality REIT, Inc. (c)	383,558
22,257	DiamondRock Hospitality Company	208,993
57,813	Host Hotels & Resorts, Inc.	1,125,620
809	Invincible Investment Corporation	350,043
585	Japan Hotel REIT Investment Corporation	287,147
21,060	Park Hotels & Resorts, Inc.	322,218
11,736	Pebblebrook Hotel Trust (c)	187,541
18,590	RLJ Lodging Trust	217,875
5,965	Ryman Hospitality Properties, Inc.	656,508
22,058	Service Properties Trust	188,375
22,996	Sunstone Hotel Investors, Inc.	246,747
		4,174,625
	TOTAL COMMON STOCKS (Cost $40,433,881)	41,188,464

	SHORT-TERM INVESTMENTS — 0.2%
62,669	First American Government Obligations Fund – Class X, 5.29% (e)	62,669
	TOTAL SHORT-TERM INVESTMENTS (Cost $62,669)	62,669

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Schedule of Investments
December 31, 2023 (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 14.4%
5,983,697	Mount Vernon Liquid Assets Portfolio, LLC, 5.61% (e)(f)	$5,983,697
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,983,697)	5,983,697

	TOTAL INVESTMENTS (Cost $46,480,247) — 113.9%	47,234,830
	Liabilities in Excess of Other Assets — (13.9)%	(5,750,455)
	NET ASSETS — 100.0%	$41,484,375

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	All or a portion of this security is out on loan as of December 31, 2023. The total value of securities on loan is $5,819,625 or 14.0% of net assets.
(d)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. At December 31, 2023, the value of these securities amounted to $259,985 which represented 0.6% of net assets.
(e)	Rate shown is the annualized seven-day yield as of December 31, 2023.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Pure Electric Vehicle ETF

Schedule of Investments
December 31, 2023

Shares	Security Description	Value
	COMMON STOCKS — 1.5%
	Consumer Discretionary — 1.5%
172	Li Auto, Inc. - ADR (a)	$6,438
809	NIO, Inc. - ADR (a)	7,337
374	Rivian Automotive, Inc. - Class A (a)	8,774
29	Tesla, Inc. (a)	7,206
389	XPeng, Inc. - ADR (a)	5,676
		35,431
	TOTAL COMMON STOCKS (Cost $40,076)	35,431

	SHORT-TERM INVESTMENTS — 44.7%
1,053,252	First American Government Obligations Fund - Class X, 5.29% (b)(c)	1,053,252
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,053,252)	1,053,252

	TOTAL INVESTMENTS (Cost $1,093,328) — 46.2%	1,088,683
	Other Assets in Excess of Liabilities — 53.8%	1,266,916
	NET ASSETS — 100.0%	$2,355,599

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of December 31, 2023.
(c)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Pure Electric Vehicle ETF

Schedule of Total Return Swaps
December 31, 2023

Reference Entity	Counterparty	Long/Short	Expiration Date	Financing Rate (b)	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Solactive Pure US Electric Vehicle Index (a)	BNP Paribas	Long	07/12/2024	6.32%	Monthly	$2,312,376	$—
							$—

(a)

The Solactive Pure US Electric Vehicle Index is a basket of the top five U.S. listed securities that have business operations in the electric vehicle industry. See breakout below for components of the index as of December 31, 2023.

(b)	Floating rate based on the overnight bank rate and spread of 100 basis points and is reset monthly.

Description	Shares	Index Value	Concentration % of Exposure
Li Auto, Inc. - ADR	6	$221	18.16%
NIO, Inc. - ADR	28	252	20.66%
Rivian Automotive, Inc. - Class A	13	300	24.69%
Tesla, Inc.	1	250	20.51%
Xpeng, Inc. - ADR	13	194	15.98%
		$1,217	100.00%

The accompanying notes are an integral part of these financial statements.

Defiance Israel Bond ETF

Schedule of Investments
December 31, 2023

Principal Amount	Security Description	Value
	CORPORATE BONDS — 73.5%
	Communication Services — 7.9%
	B Communications, Ltd.
$385,000	11/30/2026, 3.650% (a)	$102,203
	Bezeq The Israeli Telecommunication Corporation, Ltd.
370,000	12/01/2025, 3.650% (a)	101,790
		203,993
	Energy — 14.2%
	Energean Israel Finance, Ltd.
50,000	03/30/2026, 4.875%	46,213
25,000	03/30/2028, 5.375%	22,032
25,000	03/30/2031, 5.875%	21,168
58,000	09/30/2033, 8.500%	55,608
	Leviathan Bond, Ltd.
42,000	06/30/2025, 6.125%	40,828
42,000	06/30/2027, 6.500%	39,614
36,000	06/30/2030, 6.750%	32,960
	Tamar Petroleum, Ltd.
400,000	08/30/2028, 4.690% (a)	106,865
		365,288
	Financials — 28.1%
	Bank Hapoalim BM
468,000	12/09/2031, 2.500% (a)	121,890
	Clalbit Finance, Ltd.
233,000	03/31/2033, 2.640% (a)	56,824
190,000	03/31/2035, 2.500% (a)	43,188
	Harel Insurance Finance and Issues, Ltd.
250,000	01/01/2034, 3.050% (a)	61,387
	Israel Discount Bank, Ltd.
454,000	12/05/2030, 2.680% (a)	120,016
	Migdal Insurance Funds Raising, Ltd.
365,000	12/31/2030, 2.630% (a)	97,250
	Mizrahi Tefahot Issuing Company, Ltd.
439,000	06/08/2025, 2.980% (a)	119,687
	Phoenix Capital Raising 2009, Ltd.
405,000	04/30/2032, 2.620% (a)	101,468
		721,710
	Information Technology — 4.4%
	Amdocs, Ltd.
131,000	06/15/2030, 2.538%	113,451
		113,451

	CORPORATE BONDS — 73.5% (Continued)
	Manufacturing — 4.3%
	Teva Pharmaceutical Finance Company LLC
$115,000	02/01/2036, 6.150%	$110,204
		110,204
	Materials — 4.8%
	ICL Group, Ltd.
41,000	12/02/2024, 4.500%	40,075
87,000	05/31/2038, 6.375%	83,342
		123,417
	Real Estate — 9.8%
	Alony Hetz Properties & Investments, Ltd.
325,000	02/28/2027, 3.850% (a)	88,364
	Amot Investments, Ltd.
220,000	01/04/2026, 3.390% (a)	62,238
430,000	01/05/2032, 2.440% (a)	101,896
		252,498
	TOTAL CORPORATE BONDS (Cost $1,848,848)	1,890,561

	FOREIGN GOVERNMENT NOTES/BONDS — 23.7%
	Israel — 23.7%
	Israel Government Bonds
60,000	03/16/2026, 2.875%	57,214
33,000	01/17/2028, 3.250%	30,860
56,000	01/15/2030, 2.500%	48,952
110,000	07/03/2030, 2.750%	97,419
85,000	01/17/2033, 4.500%	80,948
95,000	01/30/2043, 4.500%	84,138
58,000	01/17/2048, 4.125%	47,054
109,000	01/15/2050, 3.375%	77,693
110,000	07/03/2050, 3.875%	85,306
		609,584
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $591,270)	609,584

The accompanying notes are an integral part of these financial statements.

Defiance Israel Bond ETF

Schedule of Investments
December 31, 2023 (Continued)

Principal Amount	Security Description	Value
	TOTAL INVESTMENTS (Cost $2,440,118) — 97.2%	$2,500,145
	Other Assets in Excess of Liabilities — 2.8%	72,135
	NET ASSETS — 100.0%	$2,572,280

Percentages are stated as a percent of net assets.

a)	Principal amount denominated in Israeli Shekel (ILS).

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

December 31, 2023

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen H2 ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Pure Electric Vehicle ETF	Defiance Israel Bond ETF
ASSETS
Investments in securities, at value * + (Note 2)	$231,794,840	$630,847,595	$31,804,612	$47,234,830	$1,088,683	$2,500,145
Foreign currency, at value*	—	—	8,417	102,848	—	—
Dividends and interest receivable	96,902	249,244	7,346	139,889	4,406	37,060
Securities lending income receivable	23,916	8,813	7,095	4,110	—	—
Reclaims receivable	7,384	76,912	528	1,950	—	—
Collateral for swaps	—	—	—	—	1,190,000	—
Receivable for securities sold	—	—	328,982	—	—	172,770
Receivable for open swap contracts	—	—	—	—	73,799	—
Total assets	231,923,042	631,182,564	32,156,980	47,483,627	2,356,888	2,709,975

LIABILITIES
Collateral received for securities loaned (Note 4)	28,111,069	55,429,971	6,274,912	5,983,697	—	—
Management fees payable	65,533	145,464	6,427	15,555	1,289	605
Cash, due to custodian	—	—	—	—	—	121,755
Foreign currency due to custodian, at value*	—	—	—	—	—	8,911
Distribution payable	—	—	—	—	—	6,424
Total liabilities	28,176,602	55,575,435	6,281,339	5,999,252	1,289	137,695

NET ASSETS	$203,746,440	$575,607,129	$25,875,641	$41,484,375	$2,355,599	$2,572,280

Net Assets Consist of:
Paid-in capital	$186,599,242	$662,250,613	$90,242,864	$45,264,176	$2,360,244	$2,522,069
Total distributable earnings (accumulated deficit)	17,147,198	(86,643,484)	(64,367,223)	(3,779,801)	(4,645)	50,211
Net assets	$203,746,440	$575,607,129	$25,875,641	$41,484,375	$2,355,599	$2,572,280

Net Asset Value:
Net assets	$203,746,440	$575,607,129	$25,875,641	$41,484,375	$2,355,599	$2,572,280
Shares outstanding ^	3,750,000	16,050,000	4,000,000	1,925,000	95,000	100,000
Net asset value, offering and redemption price per share	$54.33	$35.86	$6.47	$21.55	$24.80	$25.72

* Identified cost:
Investments in securities	$202,985,018	$570,453,898	$48,958,137	$46,480,247	$1,093,328	$2,440,118
Foreign currency	—	—	8,251	102,575	$—	$(9,179)
+ Includes loaned securities with a value of	$25,816,186	$53,766,532	$5,825,946	$5,819,625	$—	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Year/Period Ended December 31, 2023

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen H2 ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Pure Electric Vehicle ETF(1)	Defiance Israel Bond ETF(2)
INCOME
Dividends*	$1,874,558	$10,899,316	$82,068	$568,724	$—	$—
Securities lending income, net (Note 4)	177,212	283,118	96,438	36,193	—	—
Interest	50,584	143,259	9,520	12,735	72,227	6,551
Total investment income	2,102,354	11,325,693	188,026	617,652	72,227	6,551

EXPENSES
Management fees	594,498	1,896,391	100,532	222,892	13,963	605
Total expenses	594,498	1,896,391	100,532	222,892	13,963	605
Net investment income (loss)	1,507,856	9,429,302	87,494	394,760	58,264	5,946

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,678,926)	(90,549,527)	(14,018,266)	(1,539,397)	(15,264)	1,526
In-kind redemptions	1,042,542	39,422,610	306,728	3,917,501	(5,060)	—
Foreign currency	(46,817)	(327)	(46,485)	(5,233)	—	(11,660)
Swaps	—	—	—	—	(356,117)	—
Change in unrealized appreciation (depreciation) on:
Investments	45,022,100	163,171,121	1,951,512	11,170,749	(4,645)	60,027
Foreign currency	53	(1,008)	(4,689)	92	—	317
Net realized and unrealized gain (loss) on investments	44,338,952	112,042,869	(11,811,200)	13,543,712	(381,086)	50,210
Net increase (decrease) in net assets resulting from operations	$45,846,808	$121,472,171	$(11,723,706)	$13,938,472	$(322,822)	$56,156

* Net of foreign taxes withheld of:	$166,737	$557,987	$18,431	$28,763	$—	$—

(1)	The Fund commenced operations on June 12, 2023. The information presented is for the period from June 12, 2023 to December 31, 2023.
(2)	The Fund commenced operations on December 12, 2023. The information presented is for the period from December 12, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2023	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$1,507,856	$1,639,280
Net realized gain (loss) on investments and foreign currency	(683,201)	(3,694,437)
Change in unrealized appreciation (depreciation) on investments and foreign currency	45,022,153	(46,652,473)
Net increase (decrease) in net assets resulting from operations	45,846,808	(48,707,630)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,479,435)	(1,612,524)
Total distributions to shareholders	(1,479,435)	(1,612,524)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	63,566,375	6,663,645
Payments for shares redeemed	(6,301,780)	(32,664,740)
Transaction fees (Note 8)	6,481	10,869
Net increase (decrease) in net assets derived from capital share transactions (a)	57,271,076	(25,990,226)
Net increase (decrease) in net assets	$101,638,449	$(76,310,380)

NET ASSETS
Beginning of year	$102,107,991	$178,418,371
End of year	$203,746,440	$102,107,991

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,300,000	150,000
Shares redeemed	(150,000)	(750,000)
Net increase (decrease)	1,150,000	(600,000)

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2023	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$9,429,302	$13,010,462
Net realized gain (loss) on investments and foreign currency	(51,127,244)	14,936,877
Change in unrealized appreciation (depreciation) on investments and foreign currency	163,170,113	(366,995,316)
Net increase (decrease) in net assets resulting from operations	121,472,171	(339,047,977)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(9,381,873)	(13,051,189)
Total distributions to shareholders	(9,381,873)	(13,051,189)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	17,587,440	13,902,540
Payments for shares redeemed	(244,248,315)	(355,360,330)
Transaction fees (Note 8)	—	18
Net increase (decrease) in net assets derived from capital share transactions (a)	(226,660,875)	(341,457,772)
Net increase (decrease) in net assets	$(114,570,577)	$(693,556,938)

NET ASSETS
Beginning of year	$690,177,706	$1,383,734,644
End of year	$575,607,129	$690,177,706

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	550,000	400,000
Shares redeemed	(7,600,000)	(10,500,000)
Net increase (decrease)	(7,050,000)	(10,100,000)

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2023	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$87,494	$(24,522)
Net realized gain (loss) on investments and foreign currency	(13,758,023)	(27,486,403)
Change in unrealized appreciation (depreciation) on investments and foreign currency	1,946,823	(9,930,947)
Net increase (decrease) in net assets resulting from operations	(11,723,706)	(37,441,872)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(52,053)	—
Total distributions to shareholders	(52,053)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,548,750	15,932,298
Payments for shares redeemed	(3,816,563)	(6,490,913)
Transaction fees (Note 8)	9,777	27,115
Net increase (decrease) in net assets derived from capital share transactions (a)	(258,036)	9,468,500
Net increase (decrease) in net assets	$(12,033,795)	$(27,973,372)

NET ASSETS
Beginning of year	$37,909,436	$65,882,808
End of year	$25,875,641	$37,909,436

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	350,000	1,175,000
Shares redeemed	(400,000)	(575,000)
Net increase (decrease)	(50,000)	600,000

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2023	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$394,760	$38,635
Net realized gain (loss) on investments and foreign currency	2,372,871	(4,806,062)
Change in unrealized appreciation (depreciation) on investments and foreign currency	11,170,841	(9,863,772)
Net increase (decrease) in net assets resulting from operations	13,938,472	(14,631,199)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(456,964)	(63,540)
Tax return of capital to shareholders	(7,055)	—
Total distributions to shareholders	(464,019)	(63,540)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	15,165,278	54,684,580
Payments for shares redeemed	(36,690,383)	(13,225,180)
Transaction fees (Note 8)	11,724	7,742
Net increase (decrease) in net assets derived from capital share transactions (a)	(21,513,381)	41,467,142
Net increase (decrease) in net assets	$(8,038,928)	$26,772,403

NET ASSETS
Beginning of year	$49,523,303	$22,750,900
End of year	$41,484,375	$49,523,303

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	725,000	2,800,000
Shares redeemed	(1,875,000)	(800,000)
Net increase (decrease)	(1,150,000)	2,000,000

The accompanying notes are an integral part of these financial statements.

Defiance Pure Electric Vehicle ETF

Statement of Changes in Net Assets

Period Ended December 31, 2023(1)
OPERATIONS
Net investment income (loss)	$58,264
Net realized gain (loss) on investments and swaps	(376,441)
Change in unrealized appreciation (depreciation) on investments and swaps	(4,645)
Net increase (decrease) in net assets resulting from operations	(322,822)

DISTRIBUTIONS TO SHAREHOLDERS
Tax return of capital to shareholders	(42,030)
Total distributions to shareholders	(42,030)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,961,694
Payments for shares redeemed	(3,242,991)
Transaction fees (Note 8)	1,748
Net increase (decrease) in net assets derived from capital share transactions (a)	2,720,451
Net increase (decrease) in net assets	$2,355,599

NET ASSETS
Beginning of period	$—
End of period	$2,355,599

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	225,000
Shares redeemed	(130,000)
Net increase (decrease)	95,000

(1)	The Fund commenced operations on June 12, 2023. The information shown is for the period from June 12, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

Defiance Israel Bond ETF

Statement of Changes in Net Assets

Period Ended December 31, 2023(1)
OPERATIONS
Net investment income (loss)	$5,946
Net realized gain (loss) on investments and foreign currency	(10,134)
Change in unrealized appreciation (depreciation) on investments and foreign currency	60,344
Net increase (decrease) in net assets resulting from operations	56,156

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(5,945)
Tax return of capital to shareholders	(479)
Total distributions to shareholders	(6,424)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,507,000
Transaction fees (Note 8)	15,548
Net increase (decrease) in net assets derived from capital share transactions (a)	2,522,548
Net increase (decrease) in net assets	$2,572,280

NET ASSETS
Beginning of period	$—
End of period	$2,572,280

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	100,000
Net increase (decrease)	100,000

(1)	The Fund commenced operations on December 12, 2023. The information shown is for the period from December 12, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Financial Highlights

For a capital share outstanding throughout the year

	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$39.27	$55.76	$41.44	$29.37	$19.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.49	0.56	0.31	0.22	0.22
Net realized and unrealized gain (loss) on investments (5)	15.01	(16.48)	14.26	12.06	9.36
Total from investment operations	15.50	(15.92)	14.57	12.28	9.58

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.44)	(0.57)	(0.24)	(0.19)	(0.18)
Realized gains	—	—	(0.03)	(0.02)	—
Total distributions to shareholders	(0.44)	(0.57)	(0.27)	(0.21)	(0.18)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00 (2)	0.00 (2)	0.02	0.00 (2)	0.01

Net asset value, end of year	$54.33	$39.27	$55.76	$41.44	$29.37

Total return	39.60%	-28.56%	35.27%	42.01%	48.20%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$203,746	$102,108	$178,418	$55,941	$20,558

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40	%(3)
Net investment income (loss) to average net assets	1.01%	1.25%	0.61%	0.71%	0.87%
Portfolio turnover rate (4)	31%	24%	35%	40%	45%

(1)	Calculated based on average shares outstanding during the year.
(2)	Less than $0.005.
(3)	Effective January 14, 2019, the Adviser reduced its management fee from 0.65% to 0.40%.
(4)	Excludes the impact of in-kind transactions.
(5)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended December 31,				Period Ended December 31,
	2023	2022	2021	2020	2019 (1)
Net asset value, beginning of year/period	$29.88	$41.68	$33.60	$26.20	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.48	0.46	0.48	0.38	0.25
Net realized and unrealized gain (loss) on investments (7)	6.00	(11.77)	8.09	7.35	1.15
Total from investment operations	6.48	(11.31)	8.57	7.73	1.40

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.50)	(0.49)	(0.47)	(0.31)	(0.20)
Tax return of capital to shareholders	—	—	(0.02)	(0.02)	—
Total distributions to shareholders	(0.50)	(0.49)	(0.49)	(0.33)	(0.20)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	—	0.00 (3)	—	0.00 (3)	—

Net asset value, end of year/period	$35.86	$29.88	$41.68	$33.60	$26.20

Total return	21.88%	-27.20%	25.63%	29.77%	5.64	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$575,607	$690,178	$1,383,735	$890,292	$162,461

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30	%(5)
Net investment income (loss) to average net assets	1.49%	1.36%	1.29%	1.35%	1.22	%(5)
Portfolio turnover rate (6)	56%	25%	24%	28%	54	%(4)

(1)	Commencement of operations on March 4, 2019.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended December 31,			Period Ended December 31,
	2023	2022		2021 (1)
Net asset value, beginning of year/period	$9.36	$19.10		$27.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.02	(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments (7)	(2.90)	(9.74)		(8.04)
Total from investment operations	(2.88)	(9.75)		(8.07)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.01)	(0.00	)(3)	—
Tax return of capital to shareholders	—	—		(0.00	)(3)
Total distributions to shareholders	(0.01)	(0.00	)(3)	(0.00	)(3)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00 (3)	0.01		0.01

Net asset value, end of year/period	$6.47	$9.36		$19.10

Total return	-30.76%	-50.98%		-29.68	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$25,876	$37,909		$65,883

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30%	0.30%		0.30	%(5)
Net investment income (loss) to average net assets	0.26%	-0.05%		-0.15	%(5)
Portfolio turnover rate (6)	57%	81%		69	%(4)

(1)	Commencement of operations on March 9, 2021.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended December 31,			Period Ended December 31,
	2023		2022	2021 (1)
Net asset value, beginning of year/period	$16.11		$21.16	$24.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.15		0.02	(0.05)
Net realized and unrealized gain (loss) on investments (7)	5.53		(5.05)	(3.15)
Total from investment operations	5.68		(5.03)	(3.20)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.24)		(0.02)	—
Tax return of capital to shareholders	(0.00	)(3)	—	—
Total distributions to shareholders	(0.24)		(0.02)	—

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(3)	0.00 (3)	0.00	(3)

Net asset value, end of year/period	$21.55		$16.11	$21.16

Total return	35.30%		-23.80%	-13.12	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$41,484		$49,523	$22,751

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45%		0.45%	0.45	%(5)
Net investment income (loss) to average net assets	0.80%		0.10%	-0.37	%(5)
Portfolio turnover rate (6)	16%		32%	26	%(4)

(1)	Commencement of operations on June 3, 2021.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Defiance Pure Electric Vehicle ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended December 31, 2023(1)
Net asset value, beginning of period	$19.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.40
Net realized and unrealized gain (loss) on investments (6)	4.72
Total from investment operations	5.12

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Tax return of capital to shareholders	(0.21)
Total distributions to shareholders	(0.21)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.01

Net asset value, end of period	$24.80

Total return	25.73	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,356

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(4)
Net investment income (loss) to average net assets	2.84	%(4)
Portfolio turnover rate (5)	157	%(3)

(1)	Commencement of operations on June 12, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Defiance Israel Bond ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended December 31, 2023(1)
Net asset value, beginning of period	$25.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.06
Net realized and unrealized gain (loss) on investments (7)	0.49
Total from investment operations	0.55

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.06)
Tax return of capital to shareholders	(0.00	)(3)
Total distributions to shareholders	(0.06)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.16

Net asset value, end of period	$25.72

Total return	2.86	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,572

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.48	%(5)
Net investment income (loss) to average net assets	4.72	%(5)
Portfolio turnover rate (6)	13	%(4)

(1)	Commencement of operations on December 12, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Notes to Financial Statements

December 31, 2023

NOTE 1 – ORGANIZATION

Defiance Quantum ETF and Defiance Next Gen Connectivity ETF are each a diversified series and Defiance Next Gen H2 ETF, Defiance Hotel, Airline, and Cruise ETF, Defiance Pure Electric Vehicle ETF, and Defiance Israel Bond ETF are each a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”). The Trust is an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index®. The investment objective of Defiance Next Gen Connectivity ETF is to track the total return performance, before fees and expenses, of the BlueStar 5G Communications Index™. The investment objective of Defiance Next Gen H2 ETF is to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & NextGen Fuel Cell Index. The investment objective of Defiance Hotel, Airline, and Cruise ETF is to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index. The investment objective of Defiance Pure Electric Vehicle ETF is to seek to provide investment results, before fees and expenses, that track the performance of a basket of common shares, which are equally-weighted on a quarterly basis, of the five largest (by market capitalization) electric vehicle manufacturers (the “Underlying Securities”) included in the Solactive Pure US Electric Vehicle Index (the “Pure EV Index”). The investment objective of Defiance Israel Bond ETF is to track the total return performance, before fees and expenses, of the MCM-BlueStar® Israel Bonds Index. The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Defiance Quantum ETF	September 4, 2018
Defiance Next Gen Connectivity ETF	March 4, 2019
Defiance Next Gen H2 ETF	March 9, 2021
Defiance Hotel, Airline, and Cruise ETF	June 3, 2021
Defiance Pure Electric Vehicle ETF	June 12, 2023
Defiance Israel Bond ETF	December 12, 2023

The end of the reporting period for the Funds is December 31, 2023, and the period covered by these Notes to Financial Statements is the period from January 1, 2023 through December 31, 2023 for Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, and Defiance Hotel, Airline, and Cruise ETF, the period from June 12, 2023 through December 31, 2023 for Defiance Pure Electric Vehicle ETF, and the period from December 12, 2023 through December 31, 2023 for Defiance Israel Bond ETF (each, respectively the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange

Defiance ETFs

Notes to Financial Statements
December 31, 2023 (Continued)

traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Swaps are priced by an approved pricing service based on the closing price of the underlying benchmark that the contract is tracking.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Defiance Quantum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$203,236,285	$—	$—	$203,236,285
Short-Term Investments	447,486	—	—	447,486
Investments Purchased with Proceeds from Securities Lending	—	28,111,069	—	28,111,069
Total Investments in Securities, at value	$203,683,771	$28,111,069	$—	$231,794,840

Defiance ETFs

Notes to Financial Statements
December 31, 2023 (Continued)

Defiance Next Gen Connectivity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$575,100,677	$—	$—	$575,100,677
Short-Term Investments	316,947	—	—	316,947
Investments Purchased with Proceeds from Securities Lending	—	55,429,971	—	55,429,971
Total Investments in Securities, at value	$575,417,624	$55,429,971	$—	$630,847,595

Defiance Next Gen H2 ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,491,936	$—	$0	$25,491,936
Short-Term Investments	37,764	—	—	37,764
Investments Purchased with Proceeds from Securities Lending	—	6,274,912	—	6,274,912
Total Investments in Securities, at value	$25,529,700	$6,274,912	$0	$31,804,612

Defiance Hotel, Airline, and Cruise ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$41,188,464	$—	$—	$41,188,464
Short-Term Investments	62,669	—	—	62,669
Investments Purchased with Proceeds from Securities Lending	—	5,983,697	—	5,983,697
Total Investments in Securities, at value	$41,251,133	$5,983,697	$—	$47,234,830

Defiance Pure Electric Vehicle ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$35,431	$—	$—	$35,431
Short-Term Investments	1,053,252	—	—	1,053,252
Total Investments in Securities	$1,088,683	$—	$—	$1,088,683

Other Financial Instruments (1)	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$—	$—	$—

Defiance Israel Bond ETF

Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,890,561	$—	$1,890,561
Foreign Government Notes/Bonds	—	609,584	—	609,584
Total Investments in Securities	$—	$2,500,145	$—	$2,500,145

^	See Schedule of Investments for further disaggregation of investment categories.
(1)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as total return swap agreements, which are reflected at the unrealized appreciation (depreciation) on the instrument.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The

Defiance ETFs

Notes to Financial Statements
December 31, 2023 (Continued)

Funds plan to file U.S. Federal and various state and local tax returns. The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Defiance ETFs

Notes to Financial Statements
December 31, 2023 (Continued)

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions and net operating losses. For the fiscal period ended December 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Defiance Quantum ETF	$(990,324)	$990,324
Defiance Next Gen Connectivity ETF	(35,888,294)	35,888,294
Defiance Next Gen H2 ETF	347,224	(347,224)
Defiance Hotel, Airline, and Cruise ETF	(2,822,179)	2,822,179
Defiance Pure Electric Vehicle ETF	318,177	(318,177)
Defiance Israel Bond ETF	—	—

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective February 16, 2024, Defiance Israel Bond ETF changed its name to Defiance Israel Fixed Income ETF. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Penserra Capital Management LLC serves as the sub-adviser for Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, and Defiance Hotel, Airline, and Cruise ETF and Vident Advisory, LLC serves as the sub-adviser for Defiance Pure Electric Vehicle ETF and Defiance Israel Bond ETF (each, respectively, the “Sub-Adviser”).

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.

The Funds pay the Adviser a unified management fee, calculated daily and paid monthly, at the following annual rate based on each Fund’s average daily net assets:

Defiance Quantum ETF	0.40%
Defiance Next Gen Connectivity ETF	0.30%
Defiance Next Gen H2 ETF	0.30%
Defiance Hotel, Airline, and Cruise ETF	0.45%
Defiance Pure Electric Vehicle ETF	0.68%
Defiance Israel Bond ETF	0.48%

The Adviser is responsible for paying the Sub-Adviser.

Defiance ETFs

Notes to Financial Statements
December 31, 2023 (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, and Defiance Hotel, Airline, and Cruise ETF.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, and Defiance Hotel, Airline, and Cruise ETF may lend up to 33⅓ percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Quantum ETF	$25,816,186	$28,111,069
Defiance Next Gen Connectivity ETF	53,766,532	55,429,971
Defiance Next Gen H2 ETF	5,825,946	6,274,912
Defiance Hotel, Airline, and Cruise ETF	5,819,625	5,983,697

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

Defiance ETFs

Notes to Financial Statements
December 31, 2023 (Continued)

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Net Fees and Interest Earned
Defiance Quantum ETF	$177,212
Defiance Next Gen Connectivity ETF	283,118
Defiance Next Gen H2 ETF	96,438
Defiance Hotel, Airline, and Cruise ETF	36,193

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities, derivatives, and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Quantum ETF	$50,017,539	$46,096,698
Defiance Next Gen Connectivity ETF	362,672,046	354,842,473
Defiance Next Gen H2 ETF	19,188,844	18,997,110
Defiance Hotel, Airline, and Cruise ETF	7,637,987	8,809,407
Defiance Pure Electric Vehicle ETF	246,842	123,421
Defiance Israel Bond ETF	1,350,988	331,648

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Quantum ETF	$59,130,776	$5,973,045
Defiance Next Gen Connectivity ETF	17,277,781	241,911,581
Defiance Next Gen H2 ETF	2,810,215	3,038,849
Defiance Hotel, Airline, and Cruise ETF	14,058,327	34,315,148
Defiance Pure Electric Vehicle ETF	—	63,021
Defiance Israel Bond ETF	1,413,388	—

NOTE 6 – SWAP AGREEMENTS

Defiance Pure Electric Vehicle ETF may enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements

Defiance ETFs

Notes to Financial Statements
December 31, 2023 (Continued)

of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to market value of a total return swap appreciates to the benefit of the Fund and exceeds certain contractual thresholds, the Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, the Fund would generally be required to provide collateral for the benefit of its counterparty. Investments and cash provided by the Fund as collateral are reflected as a component of investments in securities at value and deposits for swaps, respectively, on the Statements of Assets and Liabilities and investments are noted on the Schedules of Investments, if any. Investments and cash provided to the Fund by a counterparty as collateral are not assets of the Fund and are not a component of the Fund’s net asset value.

The average monthly notional value of the swap contracts during the current fiscal period was $3,704,428.

The effect of derivative instruments on the Statement of Assets and Liabilities as of the end of the current fiscal period is as follows:

Net Unrealized Appreciation/ Depreciation
Defiance Pure Electric Vehicle ETF	Equity Total Return Swap Contracts	$—

The effect of derivative instruments on the Statement of Operations for the current fiscal period is as follows:

		Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation
Defiance Pure Electric Vehicle ETF	Equity Total Return Swap Contracts	$(356,118)	$—

OFFSETTING ASSETS AND LIABILITIES

Defiance Pure Electric Vehicle ETF is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement. The swaps that Defiance Pure Electric Vehicle ETF holds reset at month end, therefore as of December 31, 2023, there are no amounts to net under the Master Netting Arrangement.

Defiance ETFs

Notes to Financial Statements
December 31, 2023 (Continued)

NOTE 7 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2023 were as follows:

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen H2 ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Pure Electric Vehicle Daily ETF	Defiance Israel Bond ETF
Tax cost of investments	$204,406,820	$572,861,110	$52,884,251	$47,943,284	$1,093,328	$2,440,118
Gross tax unrealized appreciation	$38,251,226	$92,610,758	$1,203,903	$4,400,770	$593	$60,419
Gross tax unrealized depreciation	(10,863,153)	(34,625,281)	(22,283,344)	(5,108,859)	(5,238)	(75)
Net tax unrealized appreciation (depreciation)	27,388,073	57,985,477	(21,079,441)	(708,089)	(4,645)	60,344
Undistributed ordinary income	69,712	3,391	—	—	—	—
Undistributed long-term capital gain	—	—	—	—	—	—
Other accumulated gain (loss)	(10,310,587)	(144,632,352)	(43,287,782)	(3,071,712)	—	(10,133)
Distributable earnings (accumulated deficit)	$17,147,198	$(86,643,484)	$(64,367,223)	$(3,779,801)	$(4,645)	$50,211

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and unrealized appreciation on investments in passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2023, the Funds did not elect to defer any post-October capital losses. Defiance Next Gen H2 ETF and Defiance Israel Bond ETF deferred, on a tax basis, $7,949 and $10,133 of late-year ordinary losses, respectively.

As of December 31, 2023, the Funds had the following capital loss carryforwards with no expiration date:

	Short Term Capital Loss Carryover	Long Term Capital Loss Carryover
Defiance Quantum ETF	$3,172,968	$7,137,619
Defiance Next Gen Connectivity ETF	33,309,107	111,323,245
Defiance Next Gen H2 ETF	25,857,704	17,422,129
Defiance Hotel, Airline, and Cruise ETF	2,108,547	963,165
Defiance Pure Electric Vehicle ETF	—	—
Defiance Israel Bond ETF	—	—

Defiance ETFs

Notes to Financial Statements
December 31, 2023 (Continued)

During the fiscal period ended December 31, 2023, the Funds did not utilize any short-term or long-term capital loss carryforwards that were available as of December 31, 2022.

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Quantum ETF	$1,479,435	$—	$—
Defiance Next Gen Connectivity ETF	9,381,873	—	—
Defiance Next Gen H2 ETF	52,053	—	—
Defiance Hotel, Airline, and Cruise ETF	456,964	—	7,055
Defiance Pure Electric Vehicle ETF	—	—	42,030
Defiance Israel Bond ETF	5,945	—	479

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2022, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Quantum ETF	$1,612,524	$—	$—
Defiance Next Gen Connectivity ETF	13,051,189	—	—
Defiance Next Gen H2 ETF	—	—	—
Defiance Hotel, Airline, and Cruise ETF	63,540	—	—
Defiance Pure Electric Vehicle ETF	N/A	N/A	N/A
Defiance Israel Bond ETF	N/A	N/A	N/A

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian, except for Defiance Pure Electric Vehicle ETF whose standard fixed transaction fee is $300. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Defiance ETFs

Notes to Financial Statements
December 31, 2023 (Continued)

NOTE 9 – PRINCIPAL RISKS

Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk. (Defiance Quantum ETF) The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor industry, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

5G Investment Risk. (Defiance Next Gen Connectivity ETF) Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. Currently, there are few public companies for which 5G technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.

Concentration in Hydrogen and Fuel Cell Companies Risk. (Defiance Next Gen H2 ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The Index is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. Hydrogen and fuel cell companies are also subject to risks related to the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions that significantly affect the hydrogen, fuel cell, and overall clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can also significantly affect this industry. Shares in the companies involved in this industry may be significantly more volatile than shares of companies operating in other, more established industries.

Concentration in Travel Companies Risk. (Defiance Hotel, Airline, and Cruise ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. Travel Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Due to the discretionary nature of business and leisure travel spending, Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies. Travel Companies may also be significantly affected by changes in labor relations and insurance costs. Travel Companies in the airline and cruise industries may also be significantly affected by changes in fuel prices, which may be very volatile and may not be able to be passed on to customers by increasing fares. Airline companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of airline companies. Companies in the hotel and lodging industry, as well as the cruise industry, are subject to various risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), guest safety, security, and privacy, changing consumer demands, shortages of experienced personnel, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.

Defiance ETFs

Notes to Financial Statements
December 31, 2023 (Continued)

Concentration Risk. (Defiance Pure Electric Vehicle ETF) The Fund will be concentrated in the securities of five issuers in the industry assigned to the Underlying Securities. As a result of the Fund’s strategy, the Fund will be highly concentrated in the five largest (by market capitalization) electric vehicle manufacturers included in the Pure EV Index at the time of its quarterly reconstitution and rebalancing. A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Derivatives Risk - Swap Agreements. (Defiance Pure Electric Vehicle ETF) The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Sub-Adviser is unable to enter into swap agreements that provide exposure to the Underlying Securities, the Fund may not meet its investment objective.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the Underlying Securities.

Currency Exchange Rate Risk. (Defiance Israel Bond ETF) The Fund may invest in ILS-denominated instruments. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of such investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Fixed Income Securities Risk. (Defiance Israel Bond ETF) The value of investments in fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases.

Israeli Investments Risk. (Defiance Israel Bond ETF) Investments in Israeli issuers may subject the Fund to legal, security, regulatory, political, and economic risk specific to Israel. Israel’s economy is dependent upon external trade with other economies, notably the United States, China, Japan, Canada, the United Kingdom, and European Union countries. As a result, economic conditions of Israel may be particularly affected by changes in the economy of or political relations between Israel and its key trading partners. Israel’s access to credit in the international capital markets is affected by regional and international political and economic conditions, including interest rates in financial markets outside Israel, the impact of changes in the credit rating of Israel, the 4 global, regional and Israeli security situations, the economic growth and stability of Israel’s major trading partners and the global high-tech market. As a result, political, economic or market factors, which may be outside Israel’s control, may impact the debt dynamics of Israel and could adversely affect Israel’s cost of funds in the international capital markets and the liquidity of and demand for Israel’s debt securities. In addition, any negative change in the credit rating of Israel could adversely affect the trading price of Israel’s debt securities. Israel has experienced a history of hostile relations with several countries in the Middle East region.

Defiance ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Defiance ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and total return swaps (as applicable), of Defiance ETFs comprising the Funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Defiance Quantum ETF	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023, 2022, 2021, 2020, and 2019
Defiance Next Gen Connectivity ETF	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023, 2022, 2021, and 2020 and for the period from March 4, 2019 (commencement of operations) to December 31, 2019
Defiance Next Gen H2 ETF	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023 and 2022 and for the period from March 9, 2021 (commencement of operations) to December 31, 2021
Defiance Hotel, Airline, and Cruise ETF	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023 and 2022 and for the period from June 3, 2021 (commencement of operations) to December 31, 2021
Defiance Pure Electric Vehicle ETF	For the period from June 12, 2023 (commencement of operations) to December 31, 2023
Defiance Israel Bond ETF	For the period from December 12, 2023 (commencement of operations) to December 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Defiance ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2024

Defiance ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Managing Director, Investment Manager Solutions, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013-2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

Defiance ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)

Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021-2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Joshua J. Hinderliter Born: 1983	Secretary and Vice President	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016–2022).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014–2017, 2018–2022).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (833) 333-9383, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com and www.chaietf.com.

Defiance ETFs

Expense Examples

For the Six-Months/Period Ended December 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Defiance Quantum ETF

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,080.00	$2.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.19	$2.04

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.40%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Next Gen Connectivity ETF

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period (2)
Actual	$1,000.00	$1,073.20	$1.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.69	$1.53

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Next Gen H2 ETF

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period (3)
Actual	$1,000.00	$ 777.00	$1.34
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.69	$1.53

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance ETFs

Expense Examples
For the Six-Months/Period Ended December 31, 2023 (Unaudited) (Continued)

Defiance Hotel, Airline, and Cruise ETF

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period (4)
Actual	$1,000.00	$1,017.70	$2.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.94	$2.29

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Pure Electric Vehicle ETF

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period (5)
Actual	$1,000.00	$1,082.90	$3.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.78	$3.47

(5)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Israel Bond ETF

	Beginning Account Value December 12, 2023(6)	Ending Account Value December 31, 2023	Expenses Paid During the Period
Actual	$1,000.00	$1,028.60	$0.25(7)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.79	$2.45(8)

(6)	Fund commencement.
(7)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.48%, multiplied by the average account value during the period, multiplied by 19/365, to reflect the period.

(8)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.48%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Defiance Israel Bond ETF

Approval of Advisory & Sub-Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a regular quarterly meeting held on April 5-6, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of (1) the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of the Defiance Israel Bond ETF (the “Fund”), and (2) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among the Adviser, the Trust, on behalf of the Fund, and Vident Advisory, LLC (“VA” or the “Sub-Adviser”), each for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement and Sub-Advisory Agreement (together, the “Agreements”) or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser and Sub-Adviser (together, the “Advisers”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Advisers; (ii) the cost of the services to be provided and the profits expected to be realized by the Advisers or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Advisers or their affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Advisers, along with other service providers of the Fund, had provided written updates on each firm over the course of the year with respect to their roles as investment adviser or sub-adviser to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, the Advisers’ representatives provided an oral overview of the services to be provided to the Fund by the Advisers, and additional information about the Advisers’ personnel and operations. The Adviser also described the Fund’s investment objective and principal investment strategy and responded to questions from the Board related thereto. The Board discussed the Materials and the oral presentations provided by the Advisers, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and the Board deliberated on the approval of the Agreements in light of this information.

In addition, the Trustees noted that, at the Meeting held on April 5-6, 2023, the Board had considered and approved, pursuant to Section 15(c) of the 1940 Act, an investment sub-advisory agreement by and among the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA”), an affiliate of VA (the “VIA Sub-Advisory Agreement”), that was identical in all material respects to the Sub-Advisory Agreement, except for its effective date, termination date and the named entity performing sub-advisory services. The Board noted that, pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC, was expected to acquire a majority interest in VA (the “Transaction”), and, in turn, the Transaction may be considered to result in a change in control of VIA and constitute an “assignment” of the VIA Sub-Advisory Agreement under the 1940 Act, resulting in the VIA Sub-Advisory Agreement’s automatic termination. The Board further noted that, on the proposed Closing Date of June 30, 2023, VIA will seek to move all of its current personnel and clients to VA and wind down VIA’s operations. As a result, VIA would no longer be able to serve as sub-adviser to the Fund, and VA would serve as the successor entity to VIA.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.

Defiance Israel Bond ETF

Approval of Advisory & Sub-Advisory Agreements and Board Considerations

(Unaudited) (Continued)

The Board also considered the services to be provided to the Fund, including oversight of the Fund’s proposed sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as a passively managed fund. Additionally, the Board considered that the Adviser does not serve as the index provider to the Fund; rather, the Fund tracks an index created and owned by a third-party index provider.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is passively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of the Fund, and the Fund’s tracking error relative to its underlying index.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed “unified fee” (described below) and estimated net expense ratio and compared them to those of the Fund’s Peer Group and Selected Peer Group (each defined below). The Board observed that the Fund’s net expense ratio was within the range of net expense ratios of the funds selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). The Board noted that none of the funds in the Peer Group focused on Israeli bonds; instead, the funds in the Peer Group were comprised primarily of U.S. dollar denominated international bonds that invest in a mix of investment grade corporate and government bonds. Further, the Board considered there were no single country bond ETFs or emerging market bond ETFs in the Peer Group. In addition, while the Board observed that the Fund’s proposed net expense ratio was comparable to or lower than the net expense ratios of most of the funds in its Peer Group, the Board also noted that the Fund’s net expense ratio was much higher than those of two low-cost ETFs included in its Peer Group, both of which had extensive assets under management (“AUM”), including one fund with over $92 billion in AUM. The Board, however, distinguished the nascent Fund from these well-established giants, noting also the Fund’s specialized strategy focused on a single country’s debt instruments relative to their more generalized international bond strategies. The Board also considered that the Fund’s net expense ratio was within the range of net expense ratios of a group of the Fund’s most direct competitors, as selected by the Adviser (the “Selected Peer Group”). The Board considered, however, that the funds included in the Selected Peer Group were described by the Adviser as index-based, emerging market bond ETFs.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of the Adviser’s own fee and resources.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the unified fee structure reflects a sharing of economies of scale between the Adviser and the Fund based on the Fund’s expected asset level growth during its initial two-year period. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Defiance Israel Bond ETF

Approval of Advisory & Sub-Advisory Agreements and Board Considerations

(Unaudited) (Continued)

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund tracks an underlying index. Consequently, with respect to the Fund’s future performance, the Board will focus on the Sub-Adviser’s services, including the portfolio managers’ day-to-day management of the Fund and their ability to track the Fund’s underlying index.

Costs of Services to be Provided and Economies of Scale. The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.

The Board then considered the Sub-Adviser’s financial resources and information regarding the Sub-Adviser’s ability to support its management of the Fund, noting that the Sub-Adviser had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various projected Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that although the Fund’s sub-advisory fee includes asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Defiance ETFs

Federal Tax Information

(Unaudited)

For the fiscal year/period ended December 31, 2023, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Quantum ETF	100.00%
Defiance Next Gen Connectivity ETF	100.00%
Defiance Next Gen H2 ETF	100.00%
Defiance Hotel, Airline, and Cruise ETF	94.70%
Defiance Pure Electric Vehicle ETF	0.00%
Defiance Israel Bond ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year/period ended December 31, 2023 was as follows:

Defiance Quantum ETF	66.10%
Defiance Next Gen Connectivity ETF	68.77%
Defiance Next Gen H2 ETF	43.17%
Defiance Hotel, Airline, and Cruise ETF	54.80%
Defiance Pure Electric Vehicle ETF	0.00%
Defiance Israel Bond ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Quantum ETF	0.00%
Defiance Next Gen Connectivity ETF	0.00%
Defiance Next Gen H2 ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	0.00%
Defiance Pure Electric Vehicle ETF	0.00%
Defiance Israel Bond ETF	0.00%

Defiance ETFs

Foreign Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended December 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Defiance Quantum ETF	$—	$—	$—
Defiance Next Gen Connectivity ETF	—	—	—
Defiance Next Gen H2 ETF	18,431	0.017105500	68.08%
Defiance Hotel, Airline, and Cruise ETF	28,763	0.152674805	44.26%
Defiance Pure Electric Vehicle ETF	—	—	—
Defiance Israel Bond ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (833) 333-9383 or by accessing the Funds’ website at www.defianceetfs.com and www.chaietf.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.defianceetfs.com and www.chaietf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (833) 333-9383, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com and www.chaietf.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (833) 333-9383 or by accessing the SEC’s website at www.sec.gov.

Defiance ETFs

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Funds’ NAV is available, without charge, on the Funds’ website at www.defianceetfs.com and www.chaietf.com.

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Adviser Defiance ETFs, LLC 78 SW 7th Street, 9th Floor Miami, Florida 33130	Distributor Foreside Fund Services, LLC Three Canal Plaza Portland, Maine 04101
Sub-Adviser (QTUM, FIVG, HDRO, CRUZ) Penserra Capital Management LLC 4 Orinda Way, Suite 100-A Orinda, California 94563	Custodian U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Sub-Adviser (EVXX, CHAI) Vident Asset Management 1125 Sanctuary Parkway, Suite 515 Alpharetta, Georgia 30009	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Index Provider (QTUM, FIVG) BlueStar Global Investors, LLC d/b/a Bluestar Indexes 1350 Avenue of the Americas, 4th Floor New York, New York 10019	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202
Index Provider (HDRO, CRUZ, CHAI) MV Index Solutions GmbH Kreuznacher Str. 30 Frankfurt am Main, Hessen 60486 Germany	Legal Counsel Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Defiance Quantum ETF Symbol – QTUM CUSIP – 26922A420	Defiance Next Gen Connectivity ETF Symbol – FIVG CUSIP – 26922A289
Defiance Next Gen H2 ETF Symbol – HDRO CUSIP – 26922B600	Defiance Hotel, Airline, and Cruise ETF Symbol – CRUZ CUSIP – 26922B873
Defiance Pure Electric Vehicle ETF Symbol – EVXX CUSIP – 26922B626	Defiance Israel Bond ETF Symbol – CHAI CUSIP – 26922B550

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2023	FYE 12/31/2022
(a) Audit Fees	$ 82,000	$84,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$ 21,000	$21,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2023	FYE 12/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	N/A.

(g)	The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2023	FYE 12/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h)	The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/5/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/5/2024

*	Print the name and title of each signing officer under his or her signature.